KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
KEY MANAGEMENT PERSONNEL COMPENSATION.
Short term wages and benefits	$ 1,444	$ 1,298	$ 1,467
Share based payments (equity or cash settled)	1,429	2,025	2,271
Post-employment benefit	53	49	52
Total directors and key management personnel compensation	$ 2,926	$ 3,372	$ 3,790